RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2011
RECENTLY ISSUED ACCOUNTING STANDARDS
RECENTLY ISSUED ACCOUNTING STANDARDS

3.                                      RECENTLY ISSUED ACCOUNTING STANDARDS

In May 2011, the FASB issued an authoritative pronouncement on fair value measurement. The guidance is the result of joint efforts by the FASB and IASB to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments, mainly including:

•                                          Highest-and-best-use and valuation-premise concepts for nonfinancial assets - the guidance indicates that the highest-and-best-use and valuation-premise concepts only apply to measuring the fair value of nonfinancial assets.

•                                          Application to financial assets and financial liabilities with offsetting positions in market risks or counterparty credit risk - the guidance permits an exception to fair value measurement principles for financial assets and financial liabilities (and derivatives) with offsetting positions in market risks or counterparty credit risk when several criteria are met.  When the criteria are met, an entity can measure the fair value of the net risk position.

•                                          Premiums or discounts in fair value measure - the guidance states that “premiums or discounts that reflect size as a characteristic of the reporting entity’s holding (specifically, a blockage factor that adjusts the quoted price of an asset or a liability because the market’s normal daily trading volume is not sufficient to absorb the quantity held by the entity…) rather than as a characteristic of the asset or liability (for example, a control premium when measuring the fair value of a controlling interest) are not permitted in a fair value measurement.”

•                                          Fair value of an instrument classified in a reporting entity’s shareholders’ equity - the guidance prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; this model is consistent with the guidance on measuring the fair value of liabilities.

•                                          Disclosures about fair value measurements - the guidance expands disclosure requirements, particularly for Level 3 inputs. Required disclosures include:

•                                          For fair value measurements categorized in level 3 of the fair value hierarchy: (1) a quantitative disclosure of the unobservable inputs and assumptions used in the measurement, (2) a description of the valuation process in place (e.g., how the entity decides its valuation policies and procedures, as well as changes in its analyses of fair value measurements, from period to period), and (3) a narrative description of the sensitivity of the fair value to changes in unobservable inputs and interrelationships between those inputs.

•                                          The level in the fair value hierarchy of items that are not measured at fair value in the statement of financial position but whose fair value must be disclosed.

The guidance is effective for interim and annual periods beginning after December 15, 2011.  Early adoption is not permitted. The guidance should be applied prospectively. The Company will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its financial condition or results of operations.

In June 2011, the FASB issued an authoritative pronouncement to allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. The guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders’ equity. These amendments do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The guidance should be applied retrospectively. For public entities, the amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011, the FASB issued an authoritative pronouncement, deferral of the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in accounting standards update. This guidance allows the FASB to redeliberate whether to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. The Company does not expect the adoption of these pronouncements will have a significant impact on financial condition or results of operations.

In September 2011, the FASB has issued an authoritative pronouncement related to testing goodwill for impairment. The guidance is intended to simplify how entities test goodwill for impairment. The pronouncement permits an entity to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company will adopt this pronouncement effective January 1, 2012, which will not have a significant impact on its financial condition or results of operations.